Document and Entity Information - shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2021
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb. 28, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Trading Symbol	FEDU
Entity Registrant Name	Four Seasons Education (Cayman) Inc.
Entity Central Index Key	0001709819
Current Fiscal Year End Date	--02-28
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	21,189,215
Title of 12(b) Security	American Depositary Shares, each one representing ten ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Entity File Number	001-38264
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1301, Zi'an Building
Entity Address, Address Line Two	309 Yuyuan Road, Jing'an District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Marcum Asia CPAs LLP(Formerly Marcum Bernstein & Pinchuk LLP)	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	New York, NY	Shanghai, the People’s Republic of China
Auditor Firm ID	5395	1113
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Room 1301, Zi'an Building
Entity Address, Address Line Two	309 Yuyuan Road, Jing'an District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
Contact Personnel Name	Yi Zuo
City Area Code	86 21
Local Phone Number	6205-0619
Contact Personnel Email Address	ir@fsesa.com